CASH AND BORROWINGS - Assets pledged as security (Details) $ in Millions	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	$ 7
Total net book value of assets pledged as security: Property, plant and equipment	5
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	2
Due after one year
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	$ 5